Other Acquisitions - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Hospital Bed	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Business Acquisition [Line Items]
Acquisition related costs	$ 2.2	$ 2.1	$ 18.0
Payments to acquire businesses, gross	$ 195.0
Total inpatient rehabilitation hospitals | Hospital	11
Number of beds in hospital | Bed	614
Gentiva Merger
Business Acquisition [Line Items]
Acquisition related costs	$ 10.8